Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

September 24, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectus and the Statement of Additional Information for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 56 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 56 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 17, 2019.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel

Senior Counsel

800 983 0903 invesco.com @Invesco

Schedule A

Invesco BulletShares 2021 Municipal Bond ETF

Invesco BulletShares 2022 Municipal Bond ETF

Invesco BulletShares 2023 Municipal Bond ETF

Invesco BulletShares 2024 Municipal Bond ETF

Invesco BulletShares 2025 Municipal Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF